Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party agreements (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2026	2027	2028	2029	2030	2031 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$178,199	$158,280	$11,886	$8,033	$—	$—	$—

Total	$178,199	$158,280	$11,886	$8,033	$—	$—	$—

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2025, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2025 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Commitments and Contingencies - Other commitments (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2026	2027	2028	2029	2030	2031 and thereafter
Future minimum charter-in hire payments (1)	$1,075	$1,075	$—	$—	$—	$—	$—
Vessel BWTS and ESD (2)	10,163	10,163	—	—	—	—	—
Total	$11,238	$11,238	$—	$—	$—	$—	$—

(1)	The amounts represent the Company’s commitments under the existing, as of December 31, 2025, time-charter-in arrangements for third party vessels other than those described in Note 7.
(2)	The amounts represent the Company’s commitments as of December 31, 2025 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.